Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Due from Related Parties	Due from Related Parties

	2015	2016	2016
	Rmb	Rmb	US$
Due from:
Master Glory Group Limited and its subsidiaries (Formerly known as: Hanny Holdings Limited)	335	167	24

	335	167	24